LEASES - Supplemental Information (Details) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
LEASES
Cash paid for amounts included in the measurement of lease liabilities: Operating cash used by operating leases	$ 3,696
Right-of-use assets obtained in exchange for new operating lease liabilities	9,701
Right-of-use assets obtained in exchange for new finance lease liabilities	$ 27
Weighted-average remaining lease term - operating leases	2 years 3 months
Weighted-average remaining lease term - finance leases	4 years 5 months 23 days
Weighted-average discount rate - operating leases	9.00%
Weighted-average discount rate - finance leases	9.00%